OTHER OPERATING INCOME AND EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses:
Consultancy	₺ (281,261)	₺ (227,441)	₺ (190,366)
Utilities	(138,982)	(117,048)	(61,246)
Insurance	(111,743)	(119,109)	(66,840)
Credit card processing	(86,365)	(60,851)	(78,505)
Witholding tax payments (*)	(74,514)
Provision for doubtful receivables	(49,445)	(28,778)	(8,913)
Rent	(39,404)	(27,609)	(17,288)
Vehicle fuel	(25,262)	(33,747)	(7,853)
Provision for Turkish Capital Markets Board fee (Note 13)	(24,028)	(39,125)
Maintenance	(20,311)	(13,309)	(8,560)
Travel	(19,853)	(7,178)	(1,367)
Irrecoverable value added tax	(19,552)	(12,739)	(12,598)
Internet line	(11,824)	(11,061)	(10,358)
Other legal provision	(9,438)	(19,811)	(1,387)
Stationary	(3,480)	(1,481)	(4,495)
Credit card chargebacks	(3,254)	(6,281)	(12,305)
Provision for Competition Authority investigation (Note 13)			(345,173)
Settlement provision (Note 13)		(462,452)
Other	(213,089)	(173,620)	(117,496)
Total	(1,131,805)	(1,361,640)	(944,750)
Other operating income:
Reversal of provision for Competition Authority investigation (Note 13)	144,575	9,555
Contribution income	121,820
Bank promotion income	69,490	7,825	9,009
Depositary income	60,248	54,159	26,651
Services charged	21,208	15,952	7,780
Partnership income	20,398
Reversal of other provisions	3,402	1,270	3,874
Income from scrap packaging materials sales	2,777	4,635	4,593
Withholding tax return income		14,007	168,799
Other	35,061	22,197	41,631
Total	₺ 478,979	₺ 129,600	₺ 262,337